Loan	6 Months Ended
Sep. 30, 2024
Loan
Loan

13. Loan

On August 21, 2023 the Company entered into a loan agreement via its Australian subsidiary Psyence Australia (Pty) Ltd (the “Borrower”), to borrow up to AUD $1,100,000 by way of a secured loan from RH Capital Finance Co., LLC. The Loan is secured by way of a General Security Agreement and company guarantee against the assets of the Borrower and the Company.

The loan was granted to the Borrower after it successfully registered its research and development activities with the Australian Federal Government. The Borrower benefits from the Australian Federal Government’s Research & Development tax incentive program, which provides up to a 43.5% rebate on research and development expenses in Australia. The Loan bears interest at 16% per annum subject to a minimum interest chargeable period of 91 days and is repayable at the earlier of: (a) 21 business days after the notice of assessment (in respect of R&D refunds) is issued by the Australian Taxation Office to the Borrower for the financial year ended June 30, 2023 (b) an event of default and (c) 30 November 2023.

The loan with RH Capital Finance Co., LLC was repaid in full on October 5, 2023 when the Company received the research and development rebate from the Australian Taxation office, which was utilized to settle the loan payable.

$nil (September 30, 2023 - $27,423) in interest expense was incurred during the period ended September 30, 2024, on this loan. The loan and all outstanding interest was repaid.